UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 21098

LMP Real Estate Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

ITEM 1.    SCHEDULE OF INVESTMENTS

LMP REAL ESTATE INCOME FUND INC.

FORM N-Q

MARCH 31, 2008

LMP Real Estate Income Fund Inc.

Schedule of Investments  (unaudited)

March 31, 2008

Shares	Security	Value
COMMON STOCKS — 66.5%

Apartments — 7.1%
224,000	Camden Property Trust	$11,244,800
95,000	Mid-America Apartment Communities Inc.	4,734,800
140,000	UDR Inc.	3,432,800
	Total Apartments	19,412,400
Diversified — 2.6%
330,000	iStar Financial Inc.	4,629,900
170,000	Lexington Corporate Properties Trust	2,449,700
	Total Diversified	7,079,600
Health Care — 13.9%
200,000	HCP Inc.	6,762,000
270,000	Healthcare Realty Trust Inc.	7,060,500
150,000	Nationwide Health Properties Inc.	5,062,500
405,000	OMEGA Healthcare Investors Inc.	7,030,800
500,000	Senior Housing Properties Trust	11,850,000
	Total Health Care	37,765,800
Industrial — 3.1%
155,000	DCT Industrial Trust Inc.	1,543,800
66,900	EastGroup Properties Inc.	3,108,174
240,000	First Potomac Realty Trust	3,688,800
	Total Industrial	8,340,774
Industrial/Office - Mixed — 2.9%
254,000	Liberty Property Trust	7,901,940
Lodging/Resorts — 3.1%
585,000	Ashford Hospitality Trust	3,322,800
146,000	Hospitality Properties Trust	4,966,920
	Total Lodging/Resorts	8,289,720
Office — 11.9%
305,000	Brandywine Realty Trust	5,172,800
105,000	Highwoods Properties Inc.	3,262,350
873,700	HRPT Properties Trust	5,880,001
135,000	Kilroy Realty Corp.	6,629,850
183,000	Mack-Cali Realty Corp.	6,534,930
134,500	Parkway Properties Inc.	4,971,120
	Total Office	32,451,051
Regional Malls — 6.0%
170,000	CBL & Associates Properties Inc.	4,000,100
196,000	Glimcher Realty Trust	2,344,160
142,000	Macerich Co.	9,978,340
	Total Regional Malls	16,322,600
Retail - Free Standing — 4.3%
225,000	National Retail Properties Inc.	4,961,250
265,000	Realty Income Corp.	6,789,300
	Total Retail - Free Standing	11,750,550
Self Storage — 1.5%
250,000	Extra Space Storage Inc.	4,047,500
Shopping Centers — 6.7%
425,000	Cedar Shopping Centers Inc.	4,964,000
137,000	Developers Diversified Realty Corp.	5,737,560
250,000	Primaris Retail Real Estate Investment Trust	4,047,677

See Notes to Schedule of Investments.

1

LMP Real Estate Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2008

Shares	Security	Value
Shopping Centers — 6.7% (continued)
86,000	Tanger Factory Outlet Centers Inc.	$3,308,420
	Total Shopping Centers	18,057,657
Specialty — 3.4%
185,000	Entertainment Properties Trust	9,126,050
	TOTAL COMMON STOCKS (Cost — $149,400,755)	180,545,642
PREFERRED STOCKS — 33.3%
Apartments — 5.0%
75,000	Apartment Investment & Management Co., Cumulative, Series G, 9.375%	1,836,750
113,000	Apartment Investment & Management Co., Cumulative, Series U, 7.750%	2,557,190
120,000	Apartment Investment & Management Co., Cumulative, Series Y, 7.875%	2,662,800
195,000	BRE Properties Inc., Series C, 6.750%	4,169,100
105,000	UDR Inc., 6.750%	2,479,575
	Total Apartments	13,705,415
Diversified — 8.6%
175,000	Duke Realty Corp., 6.950%	3,932,250
90,000	LBA Realty Fund LP, 8.750% (a)	3,690,000
125,000	PS Business Parks Inc., Cumulative Redeemable, Series O, 7.375%	2,784,375
108,400	PS Business Parks Inc., Series M, 7.200%	2,384,800
200,000	Public Storage Inc., Cumulative Redeemable, Series L, 6.750%	4,350,000
150,000	Vornado Realty Trust, Cumulative Redeemable, Series G, 6.625%	3,127,500
142,400	Vornado Realty Trust, Series H, 6.750%	3,006,064
	Total Diversified	23,274,989
Health Care — 2.3%
150,000	HCP Inc., Series F, 7.100%	3,283,500
120,400	OMEGA Healthcare Investors Inc., Cumulative Redeemable, Series D, 8.375%	3,010,000
	Total Health Care	6,293,500
Lodging/Resorts — 4.1%
150,000	Ashford Hospitality Trust, Series D, 8.450% (b)	2,730,000
71,100	Hospitality Properties Trust, Cumulative Redeemable, Series B, 8.875%	1,692,180
90,000	LaSalle Hotel Properties, Cumulative Redeemable, Series G, 7.250%	1,760,625
160,000	Strategic Hotels Capital Inc., 8.250%	3,060,000
100,100	Sunstone Hotel Investors Inc., Cumulative Redeemable, Series A, 8.000%	1,883,131
	Total Lodging/Resorts	11,125,936
Office — 3.6%
196,000	BioMed Realty Trust Inc., Series A, 7.375%	4,351,200
50,000	Brandywine Realty Trust, Series D, 7.375%	985,000
110,000	Corporate Office Properties Trust, Cumulative Redeemable, Series J, 7.625%	2,600,950
76,183	HRPT Properties Trust, Cumulative Redeemable, Series B, 8.750%	1,825,345
	Total Office	9,762,495
Regional Malls — 2.0%
85,000	Glimcher Realty Trust, Cumulative Redeemable, Series F, 8.750%	1,592,050
169,600	Taubman Centers Inc., Cumulative Redeemable, Series H, 7.625%	3,811,336
	Total Regional Malls	5,403,386
Retail - Free Standing — 2.0%
96,000	National Retail Properties Inc., Cumulative Redeemable, Series C, 7.375%	2,082,000
25,200	Realty Income Corp., Cumulative Redeemable, Series D, 7.375%	598,752
129,600	Realty Income Corp., Cumulative Redeemable, Series E, 6.750%	2,735,856
	Total Retail - Free Standing	5,416,608
Shopping Centers — 5.7%
73,000	Cedar Shopping Centers Inc., Cumulative Redeemable, Series A, 8.875%	1,687,760

See Notes to Schedule of Investments.

2

LMP Real Estate Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

March 31, 2008

Shares	Security	Value
Shopping Centers — 5.7% (continued)
23,300	Developers Diversified Realty Corp., Cumulative Redeemable, Class G, 8.000%	$559,200
209,100	Kimco Realty Corp., 7.750%	4,997,490
80,000	Urstadt Biddle Properties Inc., Cumulative, Series C, 8.500%	8,264,000
	Total Shopping Centers	15,508,450
	TOTAL PREFERRED STOCKS (Cost — $102,109,581)	90,490,779
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $251,510,336)	271,036,421

Face Amount
SHORT-TERM INVESTMENT — 0.2%
Repurchase Agreement — 0.2%
$656,000	Interest in $1,000,332,000 joint tri-party repurchase agreement dated 3/31/08 with Greenwich Capital Markets Inc., 2.250% due 4/1/08; Proceeds at maturity - $656,041; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.250% due 7/15/08 to 5/18/12; Market value - $669,123) (b) (Cost - $656,000)	656,000
	TOTAL INVESTMENTS — 100.0% (Cost — $252,166,336#)	$271,692,421

(a)          Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)         All or a portion of this security is segregated for swap contracts.

#                 Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

 LMP Real Estate Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).  The Fund’s primary investment objective is high current income and the Fund’s secondary objective is capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Concentration Risk.  The Fund invests in securities related to the real estate industry and is subject to the risks of real estate markets, including fluctuating property values, changes in interest rates and other mortgage-related risks.

(c) Swap Contracts.  Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations.  Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.     Investment Valuation

Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•             Level 1 – quoted prices in active markets for identical investments

•             Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•             Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

	March 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$271,692,421	$271,036,421	$656,000	—
Other Financial Instruments*	$(3,038,015)	—	$(3,038,015)	—
Total	$268,654,406	$271,036,421	$(2,382,015)	—

* Other financial instruments include swaps.

3.     Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$48,177,874
Gross unrealized depreciation	(28,651,789)
Net unrealized appreciation	$19,526,085

At March 31, 2008, the Fund held the following interest rate swap contracts:

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	7/22/05
Notional Amount:	$30,000,000
Payments Made by Fund:	Fixed Rate, 4.440%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	7/22/12
Unrealized Depreciation as of March 31, 2008	($1,767,376)

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	11/25/02
Notional Amount:	$19,500,000
Payments Made by Fund:	Fixed Rate, 4.117%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	11/25/09
Unrealized Depreciation as of March 31, 2008	($609,222)

Notes to Schedule of Investments (unaudited) (continued)

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	12/5/07
Notional Amount:	$20,000,000
Payments Made by Fund:	Fixed Rate, 3.780%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	12/5/10
Unrealized Depreciation as of March 31, 2008	($661,417)

At March 31, 2008, the Fund had total unrealized depreciation of $3,038,015 from swap contracts.

4. Updated Recent Accounting Pronouncement Note (FAS 161)

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Real Estate Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  May 22, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  May 22, 2008